Stock Incentive Plans - Restricted Units (Details) - shares	Jul. 01, 2017	Jan. 01, 2016
Stock Incentive Plans
Issuance of common stock in exchange for vested restricted stock units (in shares)		17,546
Restricted stock units
Stock Incentive Plans
RSUs, vested and released, gross (in shares)		27,768
RSU shares used to pay withholding taxes (in shares)		10,172
2013 Plan | Restricted stock units
Stock Incentive Plans
Vesting (as a percent)		50.00%
2013 Plan | Restricted stock units | Forecast
Stock Incentive Plans
Vesting (as a percent)	50.00%